Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data

The following tables present selected quarterly financial data for the periods indicated. Earnings per share are computed independently for each of the quarters presented and the sum of the quarterly earnings per share may not necessarily equal the total for the year.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
For the Year Ended December 31, 2016
Revenues	$25,127	$29,715	$33,239	$39,261
Operating income (loss)	(15,005)	(704)	1,457	(1,976)
Net income (loss)	(14,216)	(18,281)	3,057	(17,636)
Net income (loss) allocated to predecessor	(11,699)	(13,016)	(2,104)	(7,179)
Net income (loss) allocated to previous owner	(2,517)	(5,265)	5,161	(60)
Net income (loss) available to common stockholders	n/a	n/a	n/a	(10,397)
Basic earnings per share	n/a	n/a	n/a	$(0.11)
Diluted earnings per share	n/a	n/a	n/a	$(0.11)
For the Year Ended December 31, 2015
Revenues	$11,472	$21,238	$25,416	$28,209
Operating income (loss)	(5,334)	(16,502)	(7,501)	(9,863)
Net income (loss)	(4,217)	(18,649)	(4,712)	(5,462)
Net income (loss) allocated to predecessor	(2,653)	(18,396)	(4,041)	(4,865)
Net income (loss) allocated to previous owner	(1,564)	(253)	(671)	(597)